MINING INTERESTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 270,640
Impairment charges	56,762	$ 0
Ending balance	264,689	270,640
Right-of-use assets	3,300
Equipment under finance leases		3,000
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,437,559	1,404,570
Additions	75,772	46,257
Transfers	0	0
Capitalized interest		579
Change in rehabilitation provision estimate	4,830	3,218
Disposals and other	(621)	(17,065)
Ending balance	1,517,540	1,437,559
Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,166,919	1,150,512
Depreciation and amortization	29,626	33,249
Disposals and other	(456)	(16,842)
Impairment charges	56,762
Ending balance	1,252,851	1,166,919
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	45,961
Ending balance	42,331	45,961
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	478,760	479,214
Additions	2,869	95
Transfers	11,586	16,516
Capitalized interest		0
Change in rehabilitation provision estimate	0	0
Disposals and other	(621)	(17,065)
Ending balance	492,594	478,760
Plant and equipment | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	432,799	437,292
Depreciation and amortization	10,582	12,349
Disposals and other	(456)	(16,842)
Impairment charges	7,338
Ending balance	450,263	432,799
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	196,110
Ending balance	204,097	196,110
Mining properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	930,230	798,433
Additions	288	677
Transfers	71,337	127,902
Capitalized interest		0
Change in rehabilitation provision estimate	4,830	3,218
Disposals and other	0	0
Ending balance	1,006,685	930,230
Mining properties | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	734,120	713,220
Depreciation and amortization	19,044	20,900
Disposals and other	0	0
Impairment charges	49,424
Ending balance	802,588	734,120
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	28,569
Ending balance	18,261	28,569
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	28,569	126,923
Additions	72,615	45,485
Transfers	(82,923)	(144,418)
Capitalized interest		579
Change in rehabilitation provision estimate	0	0
Disposals and other	0	0
Ending balance	18,261	28,569
Construction in progress | Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Depreciation and amortization	0	0
Disposals and other	0	0
Impairment charges	0
Ending balance	$ 0	$ 0